Lease Commitments	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Lease Commitments
Lease Commitments

The Company leases manufacturing, warehouse and office facilities and certain equipment. Certain of the leases contain renewal or purchase options, but the leases do not contain significant contingent rental payments, escalation clauses, rent holidays, rent concessions or leasehold improvement incentives. Under long-term operating leases, minimum annual rentals are $44 in 2018, $32 in 2019, $24 in 2020, $17 in 2021, $12 in 2022 and $67 thereafter. Such rental commitments have been reduced by minimum sublease rentals of $1 due under non-cancelable subleases. Rental expense (net of sublease rental income) was $50 in 2017 and $53 in both 2016 and 2015.